Commitments and Contingencies - Additional Information (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Outstanding capital commitments	¥ 0
Loss Contingency estimated	¥ 120,000	¥ 20,000